Note 4 - Inventory and Work in Process	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 4. INVENTORY AND WORK IN PROCESS

The inventory amounts included in the consolidated balance sheets as of December 31, 2013 and 2014 comprised of:

	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2013	2014	2014
Work in process	¥22,160,859	¥16,794,736	$2,706,819
Purchased hardware and software held for resale	1,155,093	2,121,550	341,932
Inventory provision	(3,415,570)	(4,356,091)	(702,074)
Total inventories, net	¥19,900,382	¥14,560,195	$2,346,677

The movement of inventory provision related to loss making contracts during the years was as follows:

	Chinese Yuan (Renminbi)			U.S. Dollars
	December 31,			December 31,
	2012	2013	2014	2014
Balance at the beginning of the year	¥4,507,846	¥2,467,133	¥3,415,570	$550,490
Current year additions	2,602,925	5,561,134	8,302,435	1,338,109
Current year written-off	(4,643,638)	(4,612,697)	(7,361,914)	(1,186,525)
Balance at the end of the year	¥2,467,133	¥3,415,570	¥4,356,091	$702,074